Events after the reporting period - Additional Information (Detail) € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 14, 2021 EUR (€)	Sep. 30, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Fair value of total consideration transferred			€ 122.8
Major business combination [member] | Wiggle Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired		100.00%
Fair value of total consideration transferred		€ 512.1
Major business combination [member] | Tennis Express [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired	66.66%
Fair value of total consideration transferred | $	$ 23.6